Registration Nos. 333-129342

811-21829

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 91

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

(800) 575 - 1265

Registrant’s Telephone Number, including Area Code:

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this Post-Effective Amendment (“PEA”) No. 87 to the Registration Statement of BBH Trust (the “Trust”) is to file as an exhibit to the Trust’s registration statement, the risk/return summary information for BBH Select Series – Large Cap Fund, BBH Global Core Select, BBH Partner Fund – International Equity, BBH Limited Duration Fund, BBH Intermediate Municipal Bond Fund, BBH Income Fund and BBH U.S. Government Money Market Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 87 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, New York on the 20th day of March, 2020.

BBH TRUST

By:	/s/ Jean-Pierre Paquin
Jean-Pierre Paquin (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Jean-Pierre Paquin	President (Principal Executive Officer)	March 20, 2020
Jean-Pierre Paquin

	Trustee	March 20, 2020
H. Whitney Wagner*

	Trustee	March 20, 2020
Andrew S. Frazier*

	Trustee	March 20, 2020
Mark M. Collins*

	Trustee	March 20, 2020
John M. Tesoro*

	Trustee	March 20, 2020
Joan A. Binstock*

	Trustee	March 20, 2020
Susan C. Livingston*

	Trustee	March 20, 2020
John A. Gehret*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	March 20, 2020
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	March 20, 2020
By: Suzan M. Barron, Attorney in Fact
*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.